TO THE SHAREHOLDERS

During the quarter ended September 30, 1995, Scout Tax-Free Money Market Fund's portfolio returned an annualized yield of 3.12%. This figure increased to 3.16% for those shareholders who reinvested their dividends.

The tone for the quarter was set early by the Federal Reserve when, on July 6, it lowered the Federal Funds rate from 6.00% to 5.75%. This decrease effectively lowered the ceiling for short-term rates and by the next day commercial paper rates had declined from about 6.00% to 5.75% and agency discount notes had declined from 5.85% to 5.60%. As the quarter progressed money market rates traded within a five to ten basis point band subject to the market's latest thoughts on whether the Fed would or would not continue to ease. In fact, the Fed took no further action during third quarter and by September 30 rates were essentially unchanged from their July 7 levels. What had changed was the new message from the Federal Reserve that their tightening moves were over and that the direction of future action would be toward further easing.

During the second fiscal quarter the debate over the Fed's next easing move continues. If economic data confirms that further weakness in the economy is yet to come the Fed will undoubtedly ease. One other powerful factor for lowering rates would be Congressional action on a credible deficit reduction package. This seems more and more likely. The new quarter will be interesting but may prove to be quite volatile depending on what actions the markets sees from Congress and the Fed.

With this in mind, Scout Tax-Free Money Market will adhere to its long-standing policy of focusing on quality and liquidity, without the use of derivatives. This policy has and will continue to serve our shareholders well during this difficult market environment.

We appreciate your continued interest in Scout Tax-Free Money Market Fund and the entire family of Scout Funds.

Sincerely,

Larry D. Armel
President

Shares of the Scout Funds are not deposits or obligations of, nor guaranteed by, UMB Bank, n.a. or any other banking institution, nor are they federally
insured by the Federal Deposit Insurance Corporation      or any other
federal agency. These shares involve investment risks, including the possible loss of the principal amount invested.


FINANCIAL STATEMENTS

Statement of Net Assets
September 30, 1995
	 Principal                                                    Market
State    Amount           Description                                  Value
ARIZONA
  $  2,000,000  Salt River Project Agricultural Improvement &
		Power Dist., Arizona Tax-Exempt Commercial
		Paper (LOC: Union Bank of Switzerland),
		3.85%, due October 11, 1995                       $  2,000,000
     2,000,000  Salt River Project Agricultural Improvement &
		Power Dist., Arizona Tax-Exempt Commercial
		Paper (LOC: Union Bank of Switzerland),
		3.80%, due December 11, 1995                         2,000,000
CONNECTICUT
     1,200,000  Connecticut Economic Recovery Notes (SBPA:
		National Westminster Bank; Canadian Imperial
		Bank of Commerce; Industrial Bank of Japan),
		Fltg. Rate, 4.35%, due June 1, 1996                  1,200,000
FLORIDA
     1,000,000  Dade Cnty., Florida Industrial Dev. Auth.
		(Florida Power & Light),
		Fltg. Rate, 4.45%, due June 1, 2021                  1,000,000
     2,200,000  Hillsborough Cnty., Florida Industrial
		Dev. Auth. Pollution Control Rev.
		(Tampa Electric Co.),
		4.50%, due May 15, 2018                              2,200,000
     1,000,000  Jacksonville, Florida Electric Rev. Tax-Exempt
		Commercial Paper (LOC: Morgan Guaranty Trust Co.),
		3.60%, due December 6, 1995                          1,000,000
     2,500,000  Jacksonville, Florida Electric Auth. (Escrowed
		in U.S. Gov't. Securities),
		9.50%, due October 1, 1995                           2,550,361
     1,000,000  Jacksonville, Florida Electric Auth. Tax-Exempt
		Commercial Paper,
		3.95%, due October 3, 1995                           1,000,000
     2,000,000  Jacksonville, Florida Electric Auth. Tax-Exempt
		Commercial Paper (Line: Credit Suisse Bank),
		3.65%, due November 29, 1995                         2,000,000
GEORGIA
     3,000,000  Burke Cnty., Georgia Dev. Auth. Pollution Control
		Rev. (Oglethorpe Power Corp.) (FGIC Insured),
		Series A (LOC: Credit Locale de France),
		Fltg. Rate, 4.30%, due January 1, 2019               3,000,000
HAWAII
     1,500,000  Hawaii GO, Series BU, 7.00%, due November 1, 1995    1,503,488
ILLINOIS
     3,000,000  Chicago, Illinois GO, 3.50%, due October 31, 1995    3,000,000
     1,500,000  Illinois Dev. Finance Auth. Rev. (Olin Corp.),
		Series A (LOC: Credit Suisse Bank),
		Fltg. Rate, 4.55%, due June 1, 2004                  1,500,000
ILLINOIS (Continued)
     1,225,000  Illinois Educational Fac. Auth. Rev. (Univ.
		of Chicago),
		6.00%, due December 1, 1995                          1,229,734
     3,400,000  Illinois Health Fac. Auth. Rev. (Northwestern
		Memorial Hosp.) (Line: Northern Trust Co.),
		Fltg. Rate, 4.80%, due August 15, 2025               3,400,000
KANSAS
     3,500,000  Kansas Dept. of Transportation Highway Rev.,
		Series 94 B,
		Fltg. Rate, 4.45%, due September 1, 2014             3,500,000
LOUISIANA
     1,800,000  Louisiana Offshore Terminal Auth. Deepwater
		Port Rev. Ref. (LOC: Union Bank of Switzerland),
		Fltg. Rate, 4.55%, due September 1, 2006             1,800,000
     1,500,000  Louisiana Recovery Dist. Sales Tax Rev.,
		Fltg. Rate, 4.75%, due July 21, 1988                 1,500,000
MASSACHUSETTS
     1,000,000  Massachusetts Bay Transportation Auth.
		System Rev., 3.85%, due October 12, 1995             1,000,000
     2,500,000  Massachusetts Bay Transportation Auth. System
		Rev. (LOC: State Street Bank) (Optional Putable
		3/1/96 @ 100), Series 84 A,
		Fltg. Rate, 3.75, due March 1, 2014                  2,500,000
MICHIGAN
     2,500,000  Delta Cnty., Michigan Economic Dev. Corp.
		Environmental Improvement Rev. (Mead Paper),
		Series A (LOC: Bank of Nova Scotia),
		Fltg. Rate, 3.45%, due November 7, 1995              2,500,000
       900,000  Delta Cnty., Michigan Economic Dev. Corp.
		Environmental Improvement Rev. (Mead Paper),
		Series C (LOC: Bank of Nova Scotia),
		Fltg. Rate, 4.60%, due December 1, 2023                900,000
MINNESOTA
     2,700,000  Rochester, Minnesota Health Fac. Rev.
		(Mayo Foundation/Mayo Medical Center), Series E
		(Mandatory Redemption 10/2/95 @ 100) (SBPA:
		Credit Suisse Bank),
		3.60%, due November 15, 1995                         2,700,000
MISSISSIPPI
     1,000,000  Jackson Cnty., Mississippi Pollution Control
		Rev. (Chevron USA Inc.),
		Fltg. Rate, 4.40%, due December 1, 2016              1,000,000
     1,300,000  Jackson Cnty., Mississippi Port Fac. Rev.
		(Chevron USA Inc.),
		Fltg. Rate, 4.40%, due June 1, 2023                  1,300,000
MISSOURI
     1,000,000  Missouri Environmental Improvement Auth.
		Pollution Control Rev. Tax-Exempt Commercial
		Paper (Union Electric Co.)
		(LOC: Union Bank of Switzerland),
		3.80%, due October 6, 1995                           1,000,000
     1,500,000  Missouri Environmental Improvement Auth.
		Pollution Control Rev. Tax-Exempt Commercial
		Paper (Union Electric Co.)
		(LOC: Union Bank of Switzerland),
		3.65%, due October 25, 1995                          1,500,000
     1,000,000  Missouri Environmental Improvement Auth.
		Pollution Control Rev.Tax-Exempt Commercial
		Paper (Union Electric Co.)
		(LOC: Union Bank of Switzerland),
		3.60%, due November 27, 1995                         1,000,000

NORTH CAROLINA
     3,100,000  Wake Cnty., North Carolina Industrial Fac.
		& Pollution Control Financing Auth. Rev.
		(Carolina Power & Light Co.), Series A,
		Fltg. Rate, 4.85%, due May 1, 2015                   3,100,000
     2,700,000  Winston-Salem, North Carolina Water & Sewer
		System Rev. (SBPA: Wachovia Bank NC),
		Fltg. Rate, 4.30%, due June 1, 2014                  2,700,000
TENNESSEE
     2,000,000  Metropolitan Gov't. Nashville & Davidson Cnty.,
		Tennessee Water & Sewer Rev. (Escrowed in U.S.
		Gov't. Securities) (Pre-refunded 12/1/95 @ 102),
		8.75%, due January 1, 1996                           2,063,665
TEXAS
     1,200,000  Angelina & Neches River Auth., Texas Industrial
		Dev. Corp. Solid Waste Rev. (TEEC-Temple Inland),
		Series 84 B (LOC: Credit Suisse Bank),
		Fltg. Rate, 4.85%, due May 1, 2014                   1,200,000
       300,000  Angelina & Neches River Auth., Texas Industrial
		Dev. Corp. Solid Waste Rev. (TEEC-Temple Inland),
		Series 84 D (LOC: Credit Suisse Bank),
		Fltg. Rate, 4.85%, due May 1, 2014                     300,000
     2,200,000  Angelina & Neches River Auth., Texas Industrial
		Dev. Corp. Solid Waste Rev. (TEEC-Temple Inland),
		Series 84 E (LOC: Credit Suisse Bank),
		Fltg. Rate, 4.85%, due May 1, 2014                   2,200,000
       400,000  Grapevine, Texas Industrial Dev. Corp. Rev.
		(American Airlines), Series A-1 (LOC: Morgan
		Guaranty Trust Co.),
		Fltg. Rate, 4.75%, due December 1, 2024                400,000
TEXAS (Continued)
     1,100,000  Harris Cnty., Texas Industrial Dev. Corp.
		Pollution Control Rev.
		(Exxon Corp.), Series 84 B,
		Fltg. Rate, 4.60%, due March 1, 2024                 1,100,000
     2,750,000  Texas A & M Univ. Rev. (Permanent Univ. Fund)
		(LOC: Morgan Guaranty Trust Co.), Series B,
		3.30%, due October 18, 1995                          2,750,000
     1,000,000  Texas A & M Univ. Rev. (Permanent Univ. Fund)
		(LOC: Morgan Guaranty Trust Co.), Series B,
		3.70%, due November 8, 1995                          1,000,000
     2,000,000  Texas Public Finance Auth. GO, Series 93 A,
			3.25%, due October 5, 1995                   2,000,000
UTAH
     2,000,000  Intermountain Power Agency, Utah Power Supply
		Rev., Series 85 F (LOC: Swiss Bank Corp.)
		(Optional Putable 3/15/96 @ 100),
		3.75%, due July 1, 2015                              2,000,000
     1,500,000  Intermountain Power Agency, Utah Power Supply
		Rev., Series 85 F (SBPA: Bank of America)
		(Optional Putable 11/13/95 @ 100),
		3.80%, due July 1, 2021                              1,500,000
     3,000,000  Salt Lake Cnty., Utah Tax & Rev. Anticipation Notes,
		4.50%, due December 29, 1995                         3,006,010
VERMONT
     1,000,000  Vermont Educational & Health Buildings Financing
		Agency Rev. (Middlebury College), Series 88 A
		(Optional Putable 11/1/95 @ 100),
		4.15%, due November 1, 2027                          1,000,000
WASHINGTON
     1,250,000  Seattle, Washington Municipal Light & Power Rev.
		(LOC: Morgan Guaranty Trust Co.),
		3.90%, due November 1, 2015                          1,250,000
WISCONSIN
     3,400,000  Oak Creek, Wisconsin Pollution Control Rev.
		(Wisconsin Electric Power Co.), Series 86,
		Fltg. Rate, 4.35%, due August 1, 2016                3,400,000
     1,600,000  Sheboygan, Wisconsin Pollution Control Rev.
		(Wisconsin Power & Light Co.),
		Fltg. Rate, 4.30%, due August 1, 2014                1,600,000
WYOMING
       300,000  Lincoln Cnty., Wyoming Pollution Control Rev.
		(Exxon Corp.), Series  B,
		Fltg. Rate, 3.55%, due November 1, 2014                300,000
       500,000  Lincoln Cnty., Wyoming Pollution Control Rev.
		(Exxon Corp.), Series  D,
		Fltg. Rate, 4.60%, due November 1, 2014                500,000
       300,000  Lincoln Cnty., Wyoming Pollution Control Rev.
		(Exxon Corp.),
		Fltg. Rate, 4.40%, due August 1, 2015                  300,000
     1,700,000  Sublette Cnty., Wyoming Pollution Control Rev.
		(Exxon Corp.),
		Fltg. Rate, 4.40%, due November 1, 2014              1,700,000
       500,000  Uinta Cnty., Wyoming Pollution Control Rev.
		(Chevron USA Inc.),
		Fltg. Rate, 4.40%, due December 1, 2022                500,000

TOTAL INVESTMENTS _ 99.73%                                     $    86,653,258

Other assets less liabilities _ 0.27%                                  235,533

TOTAL NET ASSETS _ 100.00%
  (equivalent to $1.00 per share; 1,000,000,000 shares of
  $0.01 par value capital shares authorized;
  86,965,446 shares outstanding)                                $   86,888,791

Line (Line of Credit)
LOC (Letter of Credit)
SBPA (Stand by Purchase Agreement)

Valuation of securities is on the basis of amortized cost, which approximates market value.



This report has been prepared for the information of the Shareholders of Scout Tax-Free Money Market Fund, Inc., and is not to be construed as an offering of the shares of the Fund. Shares of this Fund and of the other
Scout Funds are offered only by the Prospectus, a copy of which may be obtained from Jones & Babson, Inc.